                                                                Rule 497(c)
                                                  Registration No. 33-51126

                         STATEMENT OF ADDITIONAL INFORMATION

                                   NOVEMBER 1, 1997

                                         FOR

                                 PINNACLE(VERSION II)

                          FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      ISSUED BY

                      NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                         AND

                        FUNDED THROUGH ITS SEPARATE ACCOUNT II




                                  TABLE OF CONTENTS
                                                                           Page

Part 1 - National Integrity and Custodian. . . . . . . . . . . . . . . . .    2
Part 2 - Distribution of the Contracts . . . . . . . . . . . . . . . . . .    3
Part 3 - Performance Information . . . . . . . . . . . . . . . . . . . . .    3
Part 4 - Determination of Annuity Unit Values. . . . . . . . . . . . . . .   10
Part 5 - Death Benefit Information for Contracts Issued Prior to
         January 1, 1995 . . . . . . . . . . . . . . . . . . . . . . . . .   11
Part 6 - Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   12

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated November 1, 1997. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 200 Park Avenue, 20th Floor, New York, New York 10166, or by calling 1-800-325-8583.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company that sells life insurance and annuities. Its offices are located at 200 Park Avenue, 20th Floor, New York, New York 10166. National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM SECURITIES), a Minnesota corporation registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) ARM Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser, (iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and dividend disbursing agency.

In June 1997, ARM Financial completed an initial public offering (the "Offering") of 9.2 million shares of Class A common stock, par value of $.01 per share (the "New Class As Common Stock"), of which 5.75 million shares were sold by ARM Financial and 3.45 million shares were sold by the Morgan Stanley Stockholders (as defined below). Concurrent with the closing of the Offering, ARM Financial amended and restated its Certificate of Incorporation to effectuate a recapitalization such that (i) the common equity of ARM Financial consists of New Class A Common Stock and Class B Non-Voting Common Stock, par value of $.01 per share (the "New Class B Common Stock" and, together with the New Class A Common Stock, the "New Common Stock"), (ii) authorized shares of the New Class A Common Stock and New Class B common Stock were increased to 150 million shares and 50 million shares, respectively, (iii) each outstanding share of common stock of ARM Financial was converted into one share of New Class A Common Stock, (iv) certain shares of the New Class A Common Stock owned by private equity funds sponsored by Morgan Stanley, Dean Witter, Discover & Co. (the successor to Morgan Stanley Group Inc. in its merger with Dean Witter, Discover & Co.) (the "Morgan Stanley Stockholders") were converted into New Class B Common Stock such that, after giving effect to such conversion, but not giving effect to the Offering, the Morgan Stanley Stockholders owned, in the aggregate, 49% of the outstanding New Class A Common Stock, and (v) each share of New Common Stock was split into 706 shares of New Common Stock. Holders of New Class B Common Stock have not right to vote on matters submitted to a vote of stockholders, except in certain circumstances. Shares of the New Class B Common Stock have no preemptive or other subscription rights and are convertible into an equal number of shares of New Class A Common Stock (1) at the option of the holder thereof to the extent that, following such conversion, the Morgan Stanley Stockholders will not, in the aggregate, own more than 49% of the outstanding shares of New Class A Common Stock, and (2) automatically upon the transfer of such shares by any Morgan Stanley Stockholder to a person that is not a Morgan Stanley Stockholder or an affiliate of a Morgan Stanley Stockholder. The Morgan Stanley Stockholders owned approximately 91% of the outstanding shares of ARM Financial's common stock prior to the Offering and approximately 53% following the Offering.

No person has the direct or indirect power to control Morgan Stanley, Dean Witter, Discover & Co., except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley, Dean Witter, Discover & Co., is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 13% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley, Dean Witter, Discover & Co., and its predecessor.

Beginning in 1994, ARM provided substantially all of the services required to be performed on behalf of the Separate Account. Total fees paid to ARM by National Integrity for management services in 1995 and 1996, including services applicable to the Registrant, were $5,640,827 and $6,007,766, respectively.

National Integrity is the custodian for the shares of Portfolios owned by the Separate Account. The Portfolios' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps

Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "A" (Good) from Standard & Poor's Corporation, "Baa1" from Moody's Investors Service, Inc., and "A+" (High) from Duff and Phelps Credit Rating Company. However, National Integrity does not guarantee the investment performance of the portfolios, and these ratings do not reflect protection against investment risk.


PART 2 - DISTRIBUTION OF THE CONTRACTS

ARM Securities, a wholly owned subsidiary of ARM, is the principal underwriter of the contracts. ARM Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. ARM Securities' address is 515 West Market Street, Louisville, Kentucky 40202. The contracts are offered through ARM Securities on a continuous basis.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in other information furnished to shareholders. The Janus Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown simultaneously that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $60,000 and will not reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge is not reflected because the contracts are designed for long term investment. An assumed initial investment of $60,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in the value of a hypothetical historical investment in the Option over certain periods, including 1, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns
                                                        n
are calculated pursuant to the following formula: P(1+T) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                            365/7
                Effective Yield = {(Base Period Return) + 1)     } - 1

NON-STANDARD AVERAGE TOTAL RETURN - The table provides cumulative and average annual total returns for each Option for the 1, 3, 5 and 10 Year Periods Ended December 31, 1996, and from inception through December 31, 1996. The calculation assumes the policy is still in force and therefore does not take withdrawal charges into consideration. The performance information is based on the historical investment experience of the Options and does not indicate or represent future experience. This table is based upon average Account Value over $60, 000 for which the annual charge is $0.



RETURNS WITHOUT SURRENDER CHARGES

                                                CUMULATIVE TOTAL RETURN                       AVERAGE ANNUAL RETURN
                                          -------------------------------------   -----------------------------------------------
                              INCEPTION                                 LIFE OF                                           LIFE OF
VARIABLE OPTIONS               DATE (1)    3 YEAR    5 YEAR   10 YEAR     FUND     1 YEAR    3 YEAR    5 YEAR   10 YEAR     FUND
----------------------------------------------------------------------------------------------------------------------------------
EAFE Equity Index               6/21/96       n/a       n/a       n/a     0.94%       n/a       n/a       n/a       n/a     1.79%
Equity 500 Index               12/31/92    63.79%       n/a       n/a    74.17%    23.23%    17.88%       n/a       n/a    14.87%
Small Cap Index                 8/13/96       n/a       n/a       n/a    10.76%       n/a       n/a       n/a       n/a    30.54%
VIP Equity-Income               10/9/86    58.69%    92.44%   185.01%   215.90%    12.74%    16.64%    13.99%    11.04%    11.89%
VIP II Contrafund                1/3/95       n/a       n/a       n/a    64.85%    19.57%       n/a       n/a       n/a    24.48%
VIP III Growth & Income        12/31/96       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
VIP III Growth Opportunities     1/3/95       n/a       n/a       n/a    52.55%    16.67%       n/a       n/a       n/a    23.58%
Harris Bretall Sullivan &
  Smith Equity Growth           1/12/93    49.91%       n/a       n/a    47.05%    12.42%    14.45%       n/a       n/a    10.20%
Zurich Kemper Value             1/12/93    72.72%       n/a       n/a    83.89%    22.78%    19.98%       n/a       n/a    16.58%
Zweig Asset Allocation          3/26/93    34.45%       n/a       n/a    44.52%    13.32%    10.37%       n/a       n/a    10.26%
Zweig Equity (Small Cap)         1/4/93    36.96%       n/a       n/a    46.94%    16.87%    11.05%       n/a       n/a    10.20%
Janus Balanced                  9/13/93    40.37%       n/a       n/a    49.87%    14.60%    11.97%       n/a       n/a    13.04%
Janus Capital Appreciation       5/1/97       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
Janus Worldwide Growth          9/13/93    60.21%       n/a       n/a    90.05%    27.28%    17.01%       n/a       n/a    21.47%
JPM Bond                         1/3/95       n/a       n/a       n/a    13.97%     0.55%       n/a       n/a       n/a     6.78%
JPM International Equity         1/3/95       n/a       n/a       n/a    23.75%    11.63%       n/a       n/a       n/a    11.28%
Morgan Stanley Asian Equity    12/31/91   -11.18%   112.93%       n/a   112.93%     1.88%    -3.88%    16.32%       n/a    16.30%
Morgan Stanley Emerging
  Markets Debt                   2/1/94       n/a       n/a       n/a    59.81%    48.64%       n/a       n/a       n/a    17.45%
Morgan Stanley High Yield       8/31/92    29.27%       n/a       n/a    56.07%    13.10%     8.94%       n/a       n/a    10.81%
Morgan Stanley U.S.
  Real Estate                   1/31/95       n/a       n/a       n/a    64.45%    37.53%       n/a       n/a       n/a    29.61%


STANDARD AVERAGE TOTAL RETURN - The table provides cumulative and average annual total returns for each Option for the 1, 5 and 10 Year Periods Ended December 31, 1996, and from inception through December 31, 1996. The calculation includes any withdrawal charges that would apply if an owner terminated the policy at the end of the period, but excludes deductions for applicable premium tax charges. The performance information is based on the historical investment experience of the Options and does not indicate or represent future experience. This table is based upon average Account Value over $60, 000 for whcih the annual charge is $0.


SEC STANDARDIZED
RETURNS WITH SURRENDER CHARGES               CUMULATIVE TOTAL RETURN            AVERAGE ANNUAL RETURN
                                           ---------------------------   ------------------------------------
                              INCEPTION                       LIFE OF                                LIFE OF
VARIABLE OPTIONS               DATE (1)    5 YEAR   10 YEAR    FUND      1 YEAR    5 YEAR   10 YEAR    FUND
--------------------------------------------------------------------------------------------------------------
EAFE Equity Index               6/21/96       n/a       n/a    -6.06%       n/a       n/a       n/a   -11.15%
Equity 500 Index               12/31/92       n/a       n/a    71.17%    16.23%       n/a       n/a    14.37%
Small Cap Index                 8/13/96       n/a       n/a     3.76%       n/a       n/a       n/a    10.11%
VIP Equity-Income               10/9/86    92.44%   185.01%   215.90%     5.74%    13.99%    11.04%    11.89%
VIP II Contrafund                1/3/95       n/a       n/a    58.85%    12.57%       n/a       n/a    26.11%
VIP III Growth & Income        12/31/96       n/a       n/a       n/a       n/a       n/a       n/a       n/a
VIP III Growth Opportunities     1/3/95       n/a       n/a    46.55%     9.67%       n/a       n/a    21.12%
Harris Bretall Sullivan &
  Smith Equity Growth           1/12/93       n/a       n/a    43.05%     5.42%       n/a       n/a     9.44%
Zurich Kemper Value             1/12/93       n/a       n/a    79.89%    15.78%       n/a       n/a    15.94%
Zweig Asset Allocation          3/26/93       n/a       n/a    40.52%     6.32%       n/a       n/a     9.44%
Zweig Equity (Small Cap)        1/4/93        n/a       n/a    42.94%     9.87%       n/a       n/a     9.43%
Janus Balanced                  9/13/93       n/a       n/a    45.87%     7.60%       n/a       n/a    12.12%
Janus Capital Appreciation       5/1/97       n/a       n/a       n/a       n/a       n/a       n/a       n/a
Janus Worldwide Growth          9/13/93       n/a       n/a    86.05%    20.28%       n/a       n/a    20.69%
JPM Bond                         1/3/95       n/a       n/a     7.97%    -6.45%       n/a       n/a     3.92%
JPM International Equity         1/3/95       n/a       n/a    17.75%     4.63%       n/a       n/a     8.54%
Morgan Stanley Asian Equity    12/31/91   112.93%       n/a   110.93%    -5.12%    16.32%       n/a    16.08%
Morgan Stanley Emerging
  Markets Debt                   2/1/94       n/a       n/a    54.81%    41.64%       n/a       n/a    16.17%
Morgan Stanley High Yield       8/31/92       n/a       n/a    53.07%     6.10%       n/a       n/a    10.31%
Morgan Stanley U.S.
  Real Estate                   1/31/95       n/a       n/a    58.45%    30.53%       n/a       n/a    27.12%


n/a  Not applicable.
(1) Represents the inception date of the underlying funds. Performance data for periods prior to the actual inception of the variable account options is hypothetical and based on the performance of the underlying funds. This performance data has been adjusted to include all insurance company contract charges and management fees of the underlying funds.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.


In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

For those underlying Options which have not been held as Sub-Accounts within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.


PART 4 - DETERMINATION OF ANNUITY UNIT VALUES

The annuity unit value was initially fixed at $1.00 for contracts with assumed base rates of net investment return of 5% or 3.5% a year. For each valuation period thereafter, it is the annuity value for the preceding valuation period multiplied by the adjusted net investment factor under the contracts. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

  * .00013366 for a contract with an assumed base rate of net investment return of 5% a year; or

  * .00009425 for a contract with an assumed base rate of net investment return of 3.5% a year.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All certificates have a 5% assumed base rate, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3.5% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3.5% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling, than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Annuitant's retirement date. The first three monthly payments are the same. Each of the first three monthly payments will be based on the amount taken from the tables in the contract or on our current rates, whichever is more favorable to the participant. Where the Company's current annuity rates are used, contributions in the current and five prior participation years will qualify for the Company's current individual annuity rates applicable to funds derived from sources outside the Company. The balance of the proceeds will qualify for the Company's current individual annuity rates for payment of proceeds.

The first three monthly payments depend on the assumed base rate of net investment return and the forms of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three months will vary according to the investment performance of the Variable Account Option or Options selected. After that, each payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month before the due date of the payment. The number of annuity units credited equals the initial periodic payment divided by the annuity unit value for the valuation period that includes the due date of the first annuity payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Each business day together with any non-business day or consecutive non-business day immediately preceding such business day will constitute a valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES. To show how we determine variable annuity payments from month to month, assume that the contract value on a retirement date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under your contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1.00 in February, the annuity payment for April would be 345.71 times $1.00, or $345.71.

For period certain life annuities and life income annuities, the participant may not surrender or redeem once annuity payments commence. For period certain life annuities only, if the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The present value of future guaranteed payments for a period certain is based on the number of payments left, the assumed base rate of net return, the number of annuity units and the annuity unit value for the date the Company receives a written request for lump sum payment of remaining values. Assets held in the Account at least equal to all statutory reserves required for such Separate Account.


PART 5 - DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1995

Notwithstanding anything in the prospectus to the contrary, for contracts issued prior to January 1, 1995, the amount of the death benefit is the greatest of:

    -    your Account Value
    - the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
    -    your total contributions less the sum of withdrawals
    - for Annuitants less than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit.

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments applicable to such withdrawals.

The ENHANCED MINIMUM DEATH BENEFIT is equal to the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. On a monthly basis thereafter we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary on which your nearest birthday is your 70th, subject to the maximum, and subtracting the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated relative to such withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is equal to the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions and the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit less any withdrawals or transfers and less the interest calculated on a pro rata basis on such withdrawn or transferred amount. Your maximum guaranteed death benefit is determined by totalling your contributions during your first five participation years, subtracting all withdrawals inclusive of any market value adjustments made under the contract, multiplying the result by two, and then adding to that amount your total contributions made after the first five participation years.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 1996, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 1996 and 1995 incorporated herein by reference to this SAI have been audited by Ernst & Young LLP as set forth in their reports incorporated herein by reference to this SAI.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                                                                    Rule 497(c)
                                                      Registration No. 33-51126

                         STATEMENT OF ADDITIONAL INFORMATION

                                   NOVEMBER 1, 1997

                                         FOR

                                PINNACLE(VERSION III)

                          FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      ISSUED BY

                      NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                         AND

                        FUNDED THROUGH ITS SEPARATE ACCOUNT II



                                  TABLE OF CONTENTS
                                                                            Page

Part 1 - National Integrity and Custodian. . . . . . . . . . . . . . . . .    2
Part 2 - Distribution of the Contracts . . . . . . . . . . . . . . . . . .    3
Part 3 - Performance Information . . . . . . . . . . . . . . . . . . . . .    3
Part 4 - Determination of Annuity Unit Values. . . . . . . . . . . . . . .   10
Part 5 - Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   11

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated November 1, 1997. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 200 Park Avenue, 20th Floor, New York, New York 10166, or by calling 1-800-325-8583.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company that sells life insurance and annuities. Its offices are located at 200 Park Avenue, 20th Floor, New York, New York 10166. National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM SECURITIES), a Minnesota corporation registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) ARM Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser, (iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and dividend disbursing agency.

In June 1997, ARM Financial completed an initial public offering (the "Offering") of 9.2 million shares of Class A common stock, par value of $.01 per share (the "New Class As Common Stock"), of which 5.75 million shares were sold by ARM Financial and 3.45 million shares were sold by the Morgan Stanley Stockholders (as defined below). Concurrent with the closing of the Offering, ARM Financial amended and restated its Certificate of Incorporation to effectuate a recapitalization such that (i) the common equity of ARM Financial consists of New Class A Common Stock and Class B Non-Voting Common Stock, par value of $.01 per share (the "New Class B Common Stock" and, together with the New Class A Common Stock, the "New Common Stock"), (ii) authorized shares of the New Class A Common Stock and New Class B common Stock were increased to 150 million shares and 50 million shares, respectively, (iii) each outstanding share of common stock of ARM Financial was converted into one share of New Class A Common Stock, (iv) certain shares of the New Class A Common Stock owned by private equity funds sponsored by Morgan Stanley, Dean Witter, Discover & Co. (the successor to Morgan Stanley Group Inc. in its merger with Dean Witter, Discover & Co.) (the "Morgan Stanley Stockholders") were converted into New Class B Common Stock such that, after giving effect to such conversion, but not giving effect to the Offering, the Morgan Stanley Stockholders owned, in the aggregate, 49% of the outstanding New Class A Common Stock, and (v) each share of New Common Stock was split into 706 shares of New Common Stock. Holders of New Class B Common Stock have not right to vote on matters submitted to a vote of stockholders, except in certain circumstances. Shares of the New Class B Common Stock have no preemptive or other subscription rights and are convertible into an equal number of shares of New Class A Common Stock (1) at the option of the holder thereof to the extent that, following such conversion, the Morgan Stanley Stockholders will not, in the aggregate, own more than 49% of the outstanding shares of New Class A Common Stock, and (2) automatically upon the transfer of such shares by any Morgan Stanley Stockholder to a person that is not a Morgan Stanley Stockholder or an affiliate of a Morgan Stanley Stockholder. The Morgan Stanley Stockholders owned approximately 91% of the outstanding shares of ARM Financial's common stock prior to the Offering and approximately 53% following the Offering.

No person has the direct or indirect power to control Morgan Stanley, Dean Witter, Discover & Co., except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley, Dean Witter, Discover & Co., is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 13% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley, Dean Witter, Discover & Co., and its predecessor.

Beginning in 1994, ARM provided substantially all of the services required to be performed on behalf of the Separate Account. Total fees paid to ARM by National Integrity for management services in 1995 and 1996, including services applicable to the Registrant, were $5,640,827 and $6,007,766, respectively.

National Integrity is the custodian for the shares of Portfolios owned by the Separate Account. The Portfolios' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps

Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "A" (Good) from Standard & Poor's Corporation, "Baa1" from Moody's Investors Service, Inc., and "A+" (High) from Duff and Phelps Credit Rating Company. However, National Integrity does not guarantee the investment performance of the portfolios, and these ratings do not reflect protection against investment risk.


PART 2 - DISTRIBUTION OF THE CONTRACTS

ARM Securities, a wholly owned subsidiary of ARM, is the principal underwriter of the contracts. ARM Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. ARM Securities' address is 515 West Market Street, Louisville, Kentucky 40202. The contracts are offered through ARM Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contributions. The amount of distribution allowances paid was $51,204, $123,719 and $684,838 for the years ended December 31, 1996, 1995, and 1994, respectively. No distribution allowances were retained by ARM Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the contracts.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in other information furnished to shareholders. The Janus Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown simultaneously that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $60,000 and will not reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge is not reflected because the contracts are designed for long term investment. An assumed initial investment of $60,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in the value of a hypothetical historical investment in the Option over certain periods, including 1, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated
                                          n
pursuant to the following formula: P(1+T) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                            365/7
                Effective Yield = {(Base Period Return) + 1)     } - 1

NON-STANDARD AVERAGE TOTAL RETURN - The table provides cumulative and average annual total returns for each Option for the 1, 3, 5 and 10 Year Periods Ended December 31, 1996, and from inception through December 31, 1996. The calculation assumes the policy is still in force and therefore does not take withdrawal charges into consideration. The performance information is based on the historical investment experience of the Options and does not indicate or represent future experience. This table is based upon average Account Value over $60, 000 for which the annual charge is $0.



RETURNS WITHOUT SURRENDER CHARGES

                                                  CUMULATIVE TOTAL RETURN                       AVERAGE ANNUAL RETURN
                                           -------------------------------------   -----------------------------------------------
                               INCEPTION                                 LIFE OF                                           LIFE OF
VARIABLE OPTIONS                DATE (1)    3 YEAR    5 YEAR   10 YEAR     FUND     1 YEAR    3 YEAR    5 YEAR   10 YEAR     FUND
----------------------------------------------------------------------------------------------------------------------------------
EAFE Equity Index               6/21/96       n/a       n/a       n/a     0.94%       n/a       n/a       n/a       n/a     1.79%
Equity 500 Index               12/31/92    63.79%       n/a       n/a    74.17%    23.23%    17.88%       n/a       n/a    14.87%
Small Cap Index                 8/13/96       n/a       n/a       n/a    10.76%       n/a       n/a       n/a       n/a    30.54%
VIP Equity-Income               10/9/86    58.69%    92.44%   185.01%   215.90%    12.74%    16.64%    13.99%    11.04%    11.89%
VIP II Contrafund                1/3/95       n/a       n/a       n/a    64.85%    19.57%       n/a       n/a       n/a    24.48%
VIP III Growth & Income        12/31/96       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
VIP III Growth Opportunities     1/3/95       n/a       n/a       n/a    52.55%    16.67%       n/a       n/a       n/a    23.58%
Harris Bretall Sullivan &
  Smith Equity Growth           1/12/93    49.91%       n/a       n/a    47.05%    12.42%    14.45%       n/a       n/a    10.20%
Zurich Kemper Value             1/12/93    72.72%       n/a       n/a    83.89%    22.78%    19.98%       n/a       n/a    16.58%
Zweig Asset Allocation          3/26/93    34.45%       n/a       n/a    44.52%    13.32%    10.37%       n/a       n/a    10.26%
Zweig Equity (Small Cap)         1/4/93    36.96%       n/a       n/a    46.94%    16.87%    11.05%       n/a       n/a    10.20%
Janus Balanced                  9/13/93    40.37%       n/a       n/a    49.87%    14.60%    11.97%       n/a       n/a    13.04%
Janus Capital Appreciation       5/1/97       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
Janus Worldwide Growth          9/13/93    60.21%       n/a       n/a    90.05%    27.28%    17.01%       n/a       n/a    21.47%
JPM Bond                         1/3/95       n/a       n/a       n/a    13.97%     0.55%       n/a       n/a       n/a     6.78%
JPM International Equity         1/3/95       n/a       n/a       n/a    23.75%    11.63%       n/a       n/a       n/a    11.28%
Morgan Stanley Asian Equity    12/31/91   -11.18%   112.93%       n/a   112.93%     1.88%    -3.88%    16.32%       n/a    16.30%
Morgan Stanley Emerging
  Markets Debt                   2/1/94       n/a       n/a       n/a    59.81%    48.64%       n/a       n/a       n/a    17.45%
Morgan Stanley High Yield       8/31/92    29.27%       n/a       n/a    56.07%    13.10%     8.94%       n/a       n/a    10.81%
Morgan Stanley U.S.
  Real Estate                   1/31/95       n/a       n/a       n/a    64.45%    37.53%       n/a       n/a       n/a    29.61%


STANDARD AVERAGE TOTAL RETURN - The table provides cumulative and average annual total returns for each Option for the 1, 5 and 10 Year Periods Ended December 31, 1996, and from inception through December 31, 1996. The calculation includes any withdrawal charges that would apply if an owner terminated the policy at the end of the period, but excludes deductions for applicable premium tax charges. The performance information is based on the historical investment experience of the Options and does not indicate or represent future experience. This table is based upon average Account Value over $60, 000 for whcih the annual charge is $0.



SEC STANDARDIZED
RETURNS WITH SURRENDER CHARGES                CUMULATIVE TOTAL RETURN              AVERAGE ANNUAL RETURN
                                            ---------------------------   ------------------------------------
                               INCEPTION                       LIFE OF                                LIFE OF
VARIABLE OPTIONS                 DATE (1)   5 YEAR   10 YEAR      FUND    1 YEAR    5 YEAR   10 YEAR    FUND
--------------------------------------------------------------------------------------------------------------
EAFE Equity Index               6/21/96       n/a       n/a    -6.06%       n/a       n/a       n/a   -11.15%
Equity 500 Index               12/31/92       n/a       n/a    71.17%    16.23%       n/a       n/a    14.37%
Small Cap Index                 8/13/96       n/a       n/a     3.76%       n/a       n/a       n/a    10.11%
VIP Equity-Income               10/9/86    92.44%   185.01%   215.90%     5.74%    13.99%    11.04%    11.89%
VIP II Contrafund                1/3/95       n/a       n/a    58.85%    12.57%       n/a       n/a    26.11%
VIP III Growth & Income        12/31/96       n/a       n/a       n/a       n/a       n/a       n/a       n/a
VIP III Growth Opportunities     1/3/95       n/a       n/a    46.55%     9.67%       n/a       n/a    21.12%
Harris Bretall Sullivan &
  Smith Equity Growth           1/12/93       n/a       n/a    43.05%     5.42%       n/a       n/a     9.44%
Zurich Kemper Value             1/12/93       n/a       n/a    79.89%    15.78%       n/a       n/a    15.94%
Zweig Asset Allocation          3/26/93       n/a       n/a    40.52%     6.32%       n/a       n/a     9.44%
Zweig Equity (Small Cap)         1/4/93       n/a       n/a    42.94%     9.87%       n/a       n/a     9.43%
Janus Balanced                  9/13/93       n/a       n/a    45.87%     7.60%       n/a       n/a    12.12%
Janus Capital Appreciation       5/1/97       n/a       n/a       n/a       n/a       n/a       n/a       n/a
Janus Worldwide Growth          9/13/93       n/a       n/a    86.05%    20.28%       n/a       n/a    20.69%
JPM Bond                         1/3/95       n/a       n/a     7.97%    -6.45%       n/a       n/a     3.92%
JPM International Equity         1/3/95       n/a       n/a    17.75%     4.63%       n/a       n/a     8.54%
Morgan Stanley Asian Equity    12/31/91   112.93%       n/a   110.93%    -5.12%    16.32%       n/a    16.08%
Morgan Stanley Emerging
  Markets Debt                   2/1/94       n/a       n/a    54.81%    41.64%       n/a       n/a    16.17%
Morgan Stanley High Yield       8/31/92       n/a       n/a    53.07%     6.10%       n/a       n/a    10.31%
Morgan Stanley U.S.
  Real Estate                   1/31/95       n/a       n/a    58.45%    30.53%       n/a       n/a    27.12%



n/a  Not applicable.
(1) Represents the inception date of the underlying funds. Performance data for periods prior to the actual inception of the variable account options is hypothetical and based on the performance of the underlying funds. This performance data has been adjusted to include all insurance company contract charges and management fees of the underlying funds.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars,

Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

For those underlying Options which have not been held as Sub-Accounts within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ANNUITY UNIT VALUES

The annuity unit value was initially fixed at $1.00 for contracts with assumed base rates of net investment return of 5% or 3.5% a year. For each valuation period thereafter, it is the annuity value for the preceding valuation period multiplied by the adjusted net investment factor under the contracts. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

* .00013366 for a contract with an assumed base rate of net investment return of 5% a year; or

* .00009425 for a contract with an assumed base rate of net investment return of 3.5% a year.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All certificates have a 5% assumed base rate, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3.5% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3.5% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling, than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Annuitant's retirement date. The first three monthly payments are the same. Each of the first three monthly payments will be based on the amount taken from the tables in the contract or on our current rates, whichever is more favorable to the participant. Where the Company's current annuity rates are used, contributions in the current and five prior participation years will qualify for the Company's current individual annuity rates applicable to funds derived from sources outside the Company. The balance of the proceeds will qualify for the Company's current individual annuity rates for payment of proceeds.

The first three monthly payments depend on the assumed base rate of net investment return and the forms of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three months will vary according to the investment performance of the Variable Account Option or Options selected. After that, each payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month before the due date of the payment. The number of annuity units credited equals the initial periodic payment divided by the annuity unit value for the valuation period that includes the due date of the first annuity payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Each business day together with any non-business day or consecutive non-business day immediately preceding such business day will constitute a valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES. To show how we determine variable annuity payments from month to month, assume that the contract value on a retirement date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under your contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1.00 in February, the annuity payment for April would be 345.71 times $1.00, or $345.71.

For period certain life annuities and life income annuities, the participant may not surrender or redeem once annuity payments commence. For period certain life annuities only, if the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The present value of future guaranteed payments for a period certain is based on the number of payments left, the assumed base rate of net return, the number of annuity units and the annuity unit value for the date the Company receives a written request for lump sum payment of remaining values. Assets held in the Account at least equal to all statutory reserves required for such Separate Account.

PART 5 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 1996, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 1996 and 1995 incorporated herein by reference to this SAI have been audited by Ernst & Young LLP as set forth in their reports incorporated herein by reference to this SAI.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.